Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income (loss)	$ 223	$ (76)	$ 363	$ 116
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $nil, ($3), ($3) and ($6)	0	4	0	10
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	(1)	2	(3)	2
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post employment benefit obligations, net of tax $nil, $nil, $nil and $nil	0	1	0	1
Net unrealized change on equity investments	11	(4)	8	(8)
Net realized change on equity investments, net of tax $nil and $nil	0	0	(1)	0
Total other comprehensive income (loss)	10	3	4	5
Total comprehensive income	233	(73)	367	121
Attributable to:
Equity holders of Barrick Gold Corporation	204	(91)	309	69
Non-controlling interests	$ 29	$ 18	$ 58	$ 52